                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       S Squared Technology Corp.
Address:    515 Madison Avenue
            New York, NY 10022

Form 13F File Number: 28-3840

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Seymour L. Goldblatt
Title:      President
Phone:      212-421-2155

Signature, Place, and Date of Signing:

     /s/Seymour L. Goldblatt            New York, New York     November 12, 2002
---------------------------------
     [Signature]


[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]  NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:                 0

Form 13F Information Table Entry Total:          103

Form 13F Information Table Value Total:     $285,333
                                            --------
                                            (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.
Page 1 of 4                                                       (SEC USE ONLY)

            Item 1:            Item 2:    Item 3:     Item 4:     Item 5:            Item 6:        Item 7:           Item 8:
        Name of Issuer          Title  CUSIP Number    Fair     Shares of   Investment Discretion  Managers     Voting Authority
                                 of                   Market    Principal   ----------------------   See             (Shares)
                                Class                 Value       Amount    (a)      (b)     (c)    Instr.  ------------------------
                                                    (x $1,000)              Sole Shared-As  Shared    V        (a)      (b)    (c)
                                                                                 Defined in -Other             Sole   Shared  None
                                                                                  Instr. V
3COM CORP                         COM     885535104      6,863 1,741,860 SH   X                             1,741,860
A D C TELECOMMUNICATN             COM     100088610        242   210,727 SH   X                               210,727
ACCENTURE LTD                     COM     G1150G111        857    60,000 SH   X                                60,000
ACTUATE CORP                      COM     00508B102        142   149,500 SH   X                               149,500
AETHER SYSTEMS INC                COM     00808V105      1,342   500,900 SH   X                               500,900
ALTANA AG                         ADR     02143N103      3,006    80,800 SH   X                                80,800
AMERICAN MANAGEMENT SYSTEMS IN    COM     027352103      2,541   199,600 SH   X                               199,600
AMERICAN POWER CONVERSION INC     COM     029066107      4,828   505,000 SH   X                               505,000
AMYLIN PHARMACEUTICALS            COM     032346108        253    15,225 SH   X                                15,225
ANTHEM INC                        COM     03674B104      5,200    80,000 SH   X                                80,000
APPLIED MOLECULAR EVOLUTION       COM     03823E108        181    46,300 SH   X                                46,300
ARIBA                             COM     04033V104        805   596,000 SH   X                               596,000
ART TECHNOLOGY GROUP              COM     04289L107        541   563,500 SH   X                               563,500
ARTISOFT INC                      COM     04314L106        935 1,416,300 SH   X                             1,416,300
ASPECT COMMUNICATIONS             COM     04523Q102      2,924 1,989,350 SH   X                             1,989,350
BEA SYS INC                       COM     073325102      5,850 1,129,300 SH   X                             1,129,300
BEST BUY CO INC                   COM     086516101      1,115    50,000 SH   X                                50,000
BIOTRANSPLANT INC                 COM     09066Y107      1,945 1,117,900 SH   X                             1,117,900
BLUECOAT SYSTEMS                  COM     09534T508      2,690   680,900 SH   X                               680,900
BUSINESS OBJECTS                  ADR     12328X107      3,355   315,900 SH   X                               315,900
CAMBRIDGE HEART INC               COM     131910101        745 1,241,927 SH   X                             1,241,927
CISCO SYSTEMS INC                 COM     17275R102      1,889   180,252 SH   X                               180,252
CITRIX SYS INC                    COM     177376100      6,088 1,009,600 SH   X                             1,009,600
COGNOS INC                        COM     19244C109      5,606   333,500 SH   X                               333,500
COMPUTER TASK GROUP               COM     205477102        869   267,300 SH   X                               267,300
COMTECH TELECOMMUNICAT NEW        COM     205826209      3,415   484,448 SH   X                               484,448
CORVIS CORP                       COM     221009103      1,957 3,433,200 SH   X                             3,433,200
CSG SYS INTL INC                  COM     126349109      3,005   275,700 SH   X                               275,700
DAVITA INC                        COM     23918K108      2,478   105,000 SH   X                               105,000
DEPOMED INC                       COM     249908104      1,043   418,880 SH   X                               418,880
DIAMONDCLUSTER INTL               COM     25278P106      2,630   806,900 SH   X                               806,900
DOCENT INC                        COM     25608L106        773 1,016,800 SH   X                             1,016,800
EARTHLINK NETWORK INC             COM     270321102      6,706 1,255,800 SH   X                             1,255,800

COLUMN TOTAL                                            82,819

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.
Page 2 of 4                                                       (SEC USE ONLY)

            Item 1:            Item 2:    Item 3:     Item 4:     Item 5:            Item 6:        Item 7:           Item 8:
        Name of Issuer          Title  CUSIP Number    Fair     Shares of   Investment Discretion  Managers     Voting Authority
                                 of                   Market    Principal   ----------------------   See             (Shares)
                                Class                 Value       Amount    (a)      (b)     (c)    Instr.  ------------------------
                                                    (x $1,000)              Sole Shared-As  Shared    V        (a)      (b)    (c)
                                                                                 Defined in -Other             Sole   Shared  None
                                                                                  Instr. V
ELOYALTY CORP                     COM     290151307      1,887   471,800 SH   X                               471,800
ENREV CORP                        COM       PRIVATE          1    86,226 SH   X                                86,226
EPICOR SOFTWARE CORP              COM     29426L108      1,194 1,056,839 SH   X                             1,056,839
ERESEARCH TECHNOLOGY INC          COM     29481V108        415    22,500 SH   X                                22,500
EXTREME NETWORKS INC              COM     30226D106        379    90,000 SH   X                                90,000
F5 NETWORKS INC                   COM     315616102        317    42,000 SH   X                                42,000
FINISAR CORP                      COM     31787A101        838 1,214,600 SH   X                             1,214,600
FLEXTRONICES INTERNATIONAL LTD    COM     Y2573F102      8,758 1,256,100 SH   X                             1,256,100
FOREST LABS INC                   COM     345838106      2,788    34,000 SH   X                                34,000
FOUNDRY NETWORKS INC              COM     35063R100      2,469   450,500 SH   X                               450,500
GATEWAY INC                       COM     367626108      1,260   424,400 SH   X                               424,400
GIGA INFORMATION GROUP            COM     37517M109        875   729,253 SH   X                               729,253
GLOBESPANVIRATA INC               COM     37957V106      1,888   800,000 SH   X                               800,000
GM HUGHES ELECTRONIC              COM     370442832        705    77,000 SH   X                                77,000
CLASS H
GROUP 1 SOFTWARE INC              COM     39943Y103      1,758   125,600 SH   X                               125,600
HIFN INC                          COM     428358105      1,606   365,000 SH   X                               365,000
HYPERION SOLUTIONS CP             COM     44914M104     12,350   673,000 SH   X                               673,000
I-MANY INC                        COM     44973Q103         35    17,500 SH   X                                17,500
IMANAGE INC                       COM     45245Y105        841   410,400 SH   X                               410,400
IMCLONE SYS INC                   COM     45245W109      6,396   820,000 SH   X                               820,000
INDUS INTL INC                    COM     45578L100      3,336 1,719,700 SH   X                             1,719,700
INDUSTRI MATIMATIK INTL CORP      COM     455792101         27   136,200 SH   X                               136,200
INFINIUM SOFTWARE INC             COM     45662Y109      2,063   445,600 SH   X                               445,600
INTERACTIVE INTELLIGEN            COM     45839M103      3,293 1,266,400 SH   X                             1,266,400
INTERWOVEN INC                    COM     46114T102      2,586 1,288,000 SH   X                             1,288,000
JUPITERMEDIA CORP                 COM     48207D101      1,127   593,000 SH   X                               593,000
KEYNOTE SYS INC                   COM     493308100      1,341   204,700 SH   X                               204,700
KOSAN BIOSCIENCES INC             COM     50064W107      2,383   364,400 SH   X                               364,400
LOOKSMART LTD                     COM     543442107      1,428 1,472,500 SH   X                             1,472,500
MANUGISTICS GROUP INC             COM     565011103      2,219   795,500 SH   X                               795,500
MAXTOR CORP                       COM     577729205      8,391 3,215,108 SH   X                             3,215,108
MRO SOFTWARE                      COM     55347W105        338    38,800 SH   X                                38,800
MULTEX.COM                        COM     625367101      1,721   546,300 SH   X                               546,300
NABI BIOPHARMACEUTICALS           COM     629519109      5,263   970,533 SH   X                               970,533
NEOPHARM INC                      COM     640919106      8,312   589,480 SH   X                               589,480
NEW FOCUS INC                     COM     644383101      1,467   543,300 SH   X                               543,300
PARAMETRIC TECH CORP              COM     699173100      3,265 1,814,100 SH   X                             1,814,100
                                                                              X

COLUMN TOTAL                                            95,320

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.
Page 3 of 4                                                       (SEC USE ONLY)

            Item 1:            Item 2:    Item 3:     Item 4:     Item 5:            Item 6:        Item 7:           Item 8:
        Name of Issuer          Title  CUSIP Number    Fair     Shares of   Investment Discretion  Managers     Voting Authority
                                 of                   Market    Principal   ----------------------   See             (Shares)
                                Class                 Value       Amount    (a)      (b)     (c)    Instr.  ------------------------
                                                    (x $1,000)              Sole Shared-As  Shared    V        (a)      (b)    (c)
                                                                                 Defined in -Other             Sole   Shared  None
                                                                                  Instr. V
PEGASUS SATELLITE COMMUNICATIO    COM     705904100      1,609 1,462,500 SH   X                             1,462,500
PEOPLESOFT INC                    COM     712713106      1,105    89,300 SH   X                                89,300
PHOENIX TECHNOLOGIES LTD          COM     719153108        633    87,300 SH   X                                87,300
PRICELINE.COM                     COM     741503106      2,313 1.584,000 SH   X                             1,584,000
QAD INC                           COM     74727D108        211   114,000 SH   X                               114,000
QUEST SOFTWARE INC                COM     74834T103      2,159   229,700 SH   X                               229,700
QUOVADX INC                       COM     74913K106        404   288,800 SH   X                               288,800
REAL NETWORKS INC                 COM     75605L104      2,028   561,900 SH   X                               561,900
REGISTER COM INC                  COM     75914G101      2,357   777,800 SH   X                               777,800
RESONATE INC                      COM     76115Q104        914   677,300 SH   X                               677,300
RIVERSTONE NETWORKS               COM     769320102      1,888 3,701,000 SH   X                             3,701,000
S1 CORPORATION                    COM     78463B101     17,578 3,279,500 SH   X                             3,279,500
SABRE HOLDINGS CORP               COM     785905100      3,822   197,500 SH   X                               197,500
SANMINA-SCI CORP                  COM     800907107      9,522 3,437,616 SH   X                             3,437,616
SAPIENT                           COM     803062108      1,117 1,084,000 SH   X                             1,084,000
SCREAMINGMEDIA                    COM     810883108        209   155,000 SH   X                               155,000
SIEBEL SYS INC                    COM     826170102        575   100,000 SH   X                               100,000
SOLECTRON CORP                    COM     834182107      9,932 4,707,171 SH   X                             4,707,171
SONUS PHARMACEUTICALS             COM     835692104        364   221,950 SH   X                               221,950
STARBASE COMMON - WORLD WEB SE    PFD       PRIVATE         20 2,000,000 SH   X                             2,000,000
SYCAMORE NETWORKS INC             COM     871206108      8,835 3,759,400 SH   X                             3,759,400
SYMBOL TECHNOLOGIES               COM     871508107      3,145   410,000 SH   X                               410,000
TECHNOLOGY SOLUTIONS              COM     87872T108      3,114 3,664,100 SH   X                             3,664,100
TENET HEALTHCARE CORP             COM     88033G100      2,475    50,000 SH   X                                50,000
TUMBLEWEED COMMUNICTNS            COM     899690101      1,623 1,783,100 SH   X                             1,783,100
TURNSTONE SYSTEMS                 COM     900423104      2,368 1,066,600 SH   X                             1,066,600
ULTICOM                           COM     903844108      2,134   385,929 SH   X                               385,929
VICINITY CORP                     COM     925653107        530   236,700 SH   X                               236,700
VIGNETTE CORP                     COM     926734104      4,599 5,741,300 SH   X                             5,741,300
VITESSE SEMICONDUCTOR             COM     928497106         32    47,490 SH   X                                47,490
WESTERN DIGITAL CORP              COM     958102105     19,455 4,139,400 SH   X                             4,139,400

COLUMN TOTAL                                           107,070

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.
Page 4 of 4                                                       (SEC USE ONLY)

          S SQUARED            Item 2:    Item 3:     Item 4:     Item 5:            Item 6:        Item 7:           Item 8:
         TECHNOLOGY             Title  CUSIP Number    Fair     Shares of   Investment Discretion  Managers     Voting Authority
      ADDITIONS TO 13F           of                   Market    Principal   ----------------------   See             (Shares)
                                Class                 Value       Amount    (a)      (b)     (c)    Instr.  ------------------------
                                                    (x $1,000)              Sole Shared-As  Shared    V        (a)      (b)    (c)
                                                                                 Defined in -Other             Sole   Shared  None
                                                                                  Instr. V
NORTEL NETWORKS                   COM     656568102          3     5,954 SH   X                                 5,954
PRATICEWORKS                      COM     739419109        121     7,000 SH   X                                 7,000

COLUMN TOTAL                                               124

GRAND TOTAL                                            285,333